NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2015
NONCONTROLLING INTEREST
Schedule of noncontrolling interests

December 31,	2015	2014
(millions of Canadian dollars)
Enbridge Energy Partners, L.P.	412	748
Enbridge Energy Management, L.L.C. (EEM)	203	790
Enbridge Gas Distribution Inc. preferred shares	100	100
Renewable energy assets	561	351
Other	24	26
	1,300	2,015

Schedule of redeemable noncontrolling interests

REDEEMABLE NONCONTROLLING INTERESTS

Year ended December 31,	2015	2014	2013
(millions of Canadian dollars)
Balance at beginning of year	2,249	1,053	1,000
Loss	(3)	(11)	(24)
Other comprehensive income/(loss), net of tax
Change in unrealized gains/(loss) on cash flow hedges	(7)	(15)	4
Other comprehensive loss from equity investees	(12)	-	-
Reclassification to earnings of realized cash flow hedges	2	-	-
Reclassification to earnings of unrealized cash flow hedges	2	-	-
Change in foreign currency translation adjustment	18	5	-
Other comprehensive income/(loss)	3	(10)	4
Distributions to unitholders	(114)	(79)	(72)
Contributions from unitholders	670	323	92
Reversal of cumulative redemption value adjustment attributable to ECT preferred units	(541)	-	-
Dilution loss on Enbridge Income Fund issuance of trust units	(355)	-	-
Dilution loss on Enbridge Income Fund equity investment	(132)	-	-
Dilution gain on Enbridge Income Fund indirect equity investment	5	-	-
Redemption value adjustment	359	973	53
Balance at end of year	2,141	2,249	1,053